Net income per common share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Earnings per share reconciliation
A reconciliation of the numerator used for the purposes of calculating diluted net income per common share is as follows:

For the years ended December 31	2018	2017
Numerator for basic net income per common share	568,982	$316,135
Adjustment for the effect of TSARs:
Cash-settled recovery included in net income	(4,314)	—
Equity-settled expense	(4,769)	—
Numerator for diluted net income per common share	559,899	$316,135
A reconciliation of the denominator used for the purposes of calculating basic and diluted net income per common share is as follows:

For the years ended December 31	2018	2017
Denominator for basic net income per common share	80,494,302	86,768,589
Effect of dilutive stock options	67,631	56,359
Effect of dilutive TSARS	327,592	—
Denominator for diluted net income per common share	80,889,525	86,824,948

For the years ended December 31, 2018 and 2017, basic and diluted net income per common share attributable to Methanex shareholders were as follows:

For the years ended December 31	2018	2017
Basic net income per common share	$7.07	$3.64
Diluted net income per common share	$6.92	$3.64